Average Annual Total Returns	0 Months Ended
Feb. 01, 2012
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.31%
5 Year	1.89%
10 Year	4.75%
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Institutional Class
Average Annual Return:
1 Year	(5.01%)
5 Year	(0.81%)
10 Year	2.21%
Inception Date of Share Class	Jan. 26, 1998
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.78%)
5 Year	(0.79%)
10 Year	1.76%
Inception Date of Share Class	Jan. 26, 1998
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.27%)
5 Year	0.09%
10 Year	2.00%
Inception Date of Share Class	Jan. 26, 1998
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.82%
5 Year	5.53%
10 Year	7.34%
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Institutional Class
Average Annual Return:
1 Year	1.61%
5 Year	2.91%
10 Year	5.83%
Inception Date of Share Class	Jan. 13, 1997
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.46%)
5 Year	1.00%
10 Year	3.68%
Inception Date of Share Class	Jan. 13, 1997
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.06%
5 Year	1.33%
10 Year	3.73%
Inception Date of Share Class	Jan. 13, 1997
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.31%
5 Year	1.89%
10 Year	4.75%
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Administrator Class
Average Annual Return:
1 Year	(5.25%)
5 Year	(0.98%)
10 Year	2.04%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.73%)
5 Year	(0.90%)
10 Year	1.62%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.41%)
5 Year	(0.01%)
10 Year	1.87%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.82%
5 Year	5.53%
10 Year	7.34%
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Administrator Class
Average Annual Return:
1 Year	1.62%
5 Year	2.75%
10 Year	5.65%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.39%)
5 Year	0.86%
10 Year	3.52%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.06%
5 Year	1.21%
10 Year	3.58%
Inception Date of Share Class	Jul. 30, 2010
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Year	(0.25%)
10 Year	2.92%
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	5.15%
10 Year	6.11%
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Barclays Capital U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	33.84%
5 Year	11.13%
10 Year	9.20%
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Administrator Class
Average Annual Return:
1 Year	6.75%
5 Year	1.35%
10 Year	3.97%
Inception Date of Share Class	Nov. 08, 1999
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.07%
5 Year	0.56%
10 Year	3.03%
Inception Date of Share Class	Nov. 08, 1999
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.37%
5 Year	0.81%
10 Year	2.96%
Inception Date of Share Class	Nov. 08, 1999
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.31%
5 Year	1.89%
10 Year	4.75%
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class A
Average Annual Return:
1 Year	(10.77%)
5 Year	(2.24%)
10 Year	1.32%
Inception Date of Share Class	Jan. 20, 1998
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(11.34%)
5 Year	(2.05%)
10 Year	1.00%
Inception Date of Share Class	Jan. 20, 1998
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.01%)
5 Year	(1.01%)
10 Year	1.31%
Inception Date of Share Class	Jan. 20, 1998
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class B
Average Annual Return:
1 Year	(10.76%)
5 Year	(2.06%)
10 Year	1.41%
Inception Date of Share Class	Sep. 11, 1935
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class C
Average Annual Return:
1 Year	(7.05%)
5 Year	(1.84%)
10 Year	1.18%
Inception Date of Share Class	Jan. 22, 1998
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.82%
5 Year	5.53%
10 Year	7.34%
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.50%
5 Year	(0.02%)
10 Year	3.34%
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.50%
5 Year	7.25%
10 Year	8.54%
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class A
Average Annual Return:
1 Year	(4.59%)
5 Year	1.47%
10 Year	4.94%
Inception Date of Share Class	Apr. 14, 1987
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(6.41%)
5 Year	(0.31%)
10 Year	2.91%
Inception Date of Share Class	Apr. 14, 1987
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.97%)
5 Year	0.18%
10 Year	3.02%
Inception Date of Share Class	Apr. 14, 1987
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class B
Average Annual Return:
1 Year	(4.23%)
5 Year	1.60%
10 Year	5.04%
Inception Date of Share Class	Feb. 01, 1993
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class C
Average Annual Return:
1 Year	(0.44%)
5 Year	1.92%
10 Year	4.79%
Inception Date of Share Class	Feb. 01, 1993
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Year	(0.25%)
10 Year	2.92%
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	5.15%
10 Year	6.11%
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Barclays Capital U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	33.84%
5 Year	11.13%
10 Year	9.20%
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class A
Average Annual Return:
1 Year	0.32%
5 Year	(0.11%)
10 Year	3.10%
Inception Date of Share Class	Nov. 13, 1986
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.23%)
5 Year	(0.82%)
10 Year	2.23%
Inception Date of Share Class	Nov. 13, 1986
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.19%
5 Year	(0.39%)
10 Year	2.24%
Inception Date of Share Class	Nov. 13, 1986
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class B
Average Annual Return:
1 Year	0.65%
5 Year	(0.06%)
10 Year	3.17%
Inception Date of Share Class	Jan. 01, 1995
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class C
Average Annual Return:
1 Year	4.65%
5 Year	0.34%
10 Year	2.93%
Inception Date of Share Class	Apr. 01, 1998